Deposits - Schedule of additional information regarding the bank's deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits
Aggregate amount of $100,000 or more	$ 3,190,376	$ 3,035,906
Aggregate amount of deposits in the New York Agency	526,474	515,852
Interest expense on deposits made in the New York Agency	$ 12,334	$ 3,852	$ 5,035